Equity - Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩)
₩ / shares in Units, ₩ in Millions
12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,971,561	₩ 4,450,177	₩ 4,368,035
Provision for regulatory reserve for loan losses		(268,536)	(512,278)
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve		₩ 4,703,025	₩ 3,937,899
Basic earnings loss per share after adjustment for regulatory reserve for loan losses		₩ 9,260	₩ 7,779
Diluted earnings loss per share after adjustment for regulatory reserve for loan losses	[1]	₩ 9,260	₩ 7,779

[1]	Dividends for hybrid bonds are deducted.